Restatement of Previously Issued Financial Statements -Summary of Financial Statement Adjustments Related to Restatement (Detail) - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 21, 2020	Jul. 20, 2020	Jun. 30, 2020	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 17,824,000				$ 9,023,000		$ 17,824,000		$ 9,023,000	$ 21,140,000
Total liabilities		285,412,000				36,911,000		285,412,000		36,911,000	18,926,000
Class A ordinary shares subject to possible redemption						215,583,980				215,583,980
Ordinary shares		1,000				1,000		1,000		1,000	1,000
Additional paid-in capital		2,516,000				1,079,000		2,516,000		1,079,000	762,000
Accumulated deficit		(360,178,000)				(63,493,000)		(360,178,000)		(63,493,000)	(33,074,000)
Total shareholders' equity	$ (38,101,000)	(357,661,000)	$ (306,606,000)		$ (38,101,000)	(62,260,000)	$ (306,606,000)	(357,661,000)	$ (38,101,000)	(62,260,000)	(32,158,000)			$ (35,407,000)	$ (20,793,000)
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	26,146,752
Total liabilities and shareholders' equity		$ 17,824,000				9,023,000		$ 17,824,000		$ 9,023,000	$ 21,140,000
Weighted average shares outstanding of basic and diluted		8,823,458			7,102,536			8,458,054	7,099,532	7,108,389	7,043,575
Basic and diluted net loss per share		$ (5.82)			$ (0.39)			$ (35.08)	$ (0.87)	$ (4.28)	$ (1.64)
ACON S2 Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	252,167,049	$ 250,218,951			$ 252,167,049	250,827,490		$ 250,218,951	$ 252,167,049	$ 250,827,490		$ 252,174,258
Total liabilities	29,066,145	31,110,429			29,066,145	30,243,507		31,110,429	29,066,145	30,243,507		29,049,500
Class A ordinary shares subject to possible redemption	250,000,000				250,000,000	250,000,000			250,000,000	250,000,000		250,000,000
Preference shares	0				0				0
Additional paid-in capital		94				94		94		94
Accumulated deficit	(26,899,815)				(26,899,815)	(29,416,642)			(26,899,815)	(29,416,642)		(26,875,961)
Total shareholders' equity	(26,899,096)	(30,891,478)	(26,961,660)	$ (20,177,054)	(26,899,096)	(29,416,017)	(26,961,660)	(30,891,478)	(26,899,096)	(29,416,017)		(26,875,242)
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	(26,146,752)
Total liabilities and shareholders' equity	252,167,049	250,218,951			252,167,049	250,827,490		250,218,951	252,167,049	250,827,490		252,174,258
ACON S2 Acquisition Corp [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	$ 218,100,900	250,000,000			218,100,900	250,000,000		250,000,000	218,100,900	250,000,000
Ordinary shares
Remeasurement adjustment on Class A ordinary shares subject to possible redemption						$ 26,146,752		$ 26,146,752
Weighted average shares outstanding of basic and diluted	3,787,879	25,000,000				16,139,241		25,000,000
Basic and diluted net loss per share	$ (0.08)	$ (0.13)				$ (0.15)		$ (0.05)
ACON S2 Acquisition Corp [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	$ 719	$ 625			719	$ 625		$ 625	719	625		719
Total shareholders' equity	$ 719	$ 625	625	625	719	$ 625	625	$ 625	719	625
Weighted average shares outstanding of basic and diluted	6,250,000	6,250,000				6,250,000		6,250,000
Basic and diluted net loss per share	$ (0.08)	$ (0.13)				$ (0.15)		$ (0.05)
ACON S2 Acquisition Corp [Member] | Redeemable Class A Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding of basic and diluted						16,139,241
Basic and diluted net loss per share						$ (0.15)
ACON S2 Acquisition Corp [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 252,167,049		250,304,732	250,663,379	252,167,049	$ 250,827,490	250,304,732		252,167,049	250,827,490		252,174,258
Total liabilities	29,066,145		27,266,392	20,840,433	29,066,145	30,243,507	27,266,392		29,066,145	30,243,507		29,049,500
Class A ordinary shares subject to possible redemption	218,100,900		218,038,330	224,822,940	218,100,900	215,583,980	218,038,330		218,100,900	215,583,980		218,124,750
Preference shares	0		0	0	0	0	0		0	0		0
Additional paid-in capital	5,776,310		6,784,542	0	5,776,310	8,293,299	6,784,542		5,776,310	8,293,299		5,747,460
Accumulated deficit	(777,344)		(1,785,477)	4,999,129	(777,344)	(3,294,265)	(1,785,477)		(777,344)	(3,294,265)		(748,490)
Total shareholders' equity	5,000,004		5,000,010	5,000,006	5,000,004	5,000,003	5,000,010		5,000,004	5,000,003		5,000,008
Sale of units in initial public offering, gross	237,500,000					237,500,000
Offering costs	13,646,752					13,646,752
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	0					0
Shares subject to possible redemption	218,100,900			(9,238,960)		(215,583,980)	6,784,610
Total liabilities and shareholders' equity	252,167,049		250,304,732	250,663,379	252,167,049	250,827,490	250,304,732		252,167,049	250,827,490		252,174,258
ACON S2 Acquisition Corp [Member] | Previously Reported [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	237,600,900				237,600,900	236,938,380			237,600,900	236,938,380
Ordinary shares	$ 319		320	252	319	$ 344	320		319	344		319
Weighted average shares outstanding of basic and diluted	21,810,415					21,719,416
Basic and diluted net loss per share	$ 0					$ 0.00
ACON S2 Acquisition Corp [Member] | Previously Reported [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	$ 719		625	625	719	$ 625	625		719	625		719
Weighted average shares outstanding of basic and diluted	6,732,994					8,310,766
Basic and diluted net loss per share	$ (0.12)					$ (0.40)
ACON S2 Acquisition Corp [Member] | Previously Reported [Member] | Redeemable Class A Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings (loss) allocable to ordinary shares	$ 3,841		$ 3,293	$ 3,321		$ 0	$ 6,514
Weighted average shares outstanding of basic and diluted	21,810,415		22,474,838	21,568,664		21,719,426	22,024,254
Basic and diluted net loss per share	$ 0		$ 0	$ 0		$ 0	$ 0
ACON S2 Acquisition Corp [Member] | Previously Reported [Member] | Non Redeemable Class B Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings (loss) allocable to ordinary shares	$ (777,344)		$ (6,787,899)	$ 9,235,642		$ (3,298,105)	$ 2,447,843
Weighted average shares outstanding of basic and diluted	6,732,994		8,775,162	9,681,336		8,310,766	9,225,746
Basic and diluted net loss per share	$ (0.12)		$ (0.77)	$ 0.95		$ (0.40)	$ 0.27
ACON S2 Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets						$ 0				0
Class A ordinary shares subject to possible redemption	$ 31,899,100		$ 31,961,670	$ 25,177,060	31,899,100	34,416,020	$ 31,961,670		31,899,100	34,416,020		31,875,250
Preference shares	0		0	0	0	0	0		0	0		0
Additional paid-in capital	(5,776,310)		(6,784,542)	0	(5,776,310)	(8,293,299)	(6,784,542)		(5,776,310)	(8,293,299)		(5,747,460)
Accumulated deficit	(26,122,471)		(25,176,808)	(25,176,808)	(26,122,471)	(26,122,377)	(25,176,808)		(26,122,471)	(26,122,377)		(26,127,471)
Total shareholders' equity	(31,899,100)		(31,961,670)	(25,177,060)	(31,899,100)	(34,416,020)	(31,961,670)		(31,899,100)	(34,416,020)		(31,875,250)
Sale of units in initial public offering, gross	(237,500,000)					(237,500,000)
Offering costs	13,646,752					13,646,752
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	(26,146,752)					(26,146,752)
Shares subject to possible redemption	(218,100,900)			9,238,960		215,583,980	(6,784,610)
Total liabilities and shareholders' equity	0		0	0	0	0	0		0	0		0
ACON S2 Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	(19,500,000)				(19,500,000)	(21,354,400)			(19,500,000)	(21,354,400)
Ordinary shares	$ (319)		(320)	(252)	(319)	$ (344)	(320)		(319)	(344)		(319)
Weighted average shares outstanding of basic and diluted	(18,022,536)					(5,580,185)
Basic and diluted net loss per share	$ (0.08)					$ (0.15)
ACON S2 Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	$ 0		0	0	0	$ 0	0		0	0		0
Weighted average shares outstanding of basic and diluted	(482,994)					(2,060,766)
Basic and diluted net loss per share	$ 0.04					$ 0.25
ACON S2 Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member] | Redeemable Class A Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings (loss) allocable to ordinary shares	$ (2,378,506)		$ (5,430,978)	$ 7,387,849		$ (293,337)	$ 1,956,972
Weighted average shares outstanding of basic and diluted	(18,022,536)		2,525,162	3,431,336		(5,580,185)	2,975,746
Basic and diluted net loss per share	$ (0.08)		$ (0.22)	$ 0.30		$ (0.15)	$ 0.08
ACON S2 Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member] | Non Redeemable Class B Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings (loss) allocable to ordinary shares	$ 293,337		$ 5,430,978	$ (7,387,849)		$ 2,378,505	$ (1,956,972)
Weighted average shares outstanding of basic and diluted	(482,994)		(2,525,162)	(3,431,336)		(2,060,766)	(2,975,746)
Basic and diluted net loss per share	$ 0.04		$ 0.55	$ (0.65)		$ 0.25	$ (0.19)
ACON S2 Acquisition Corp [Member] | As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 252,167,049		$ 250,304,732	$ 250,663,379	252,167,049	$ 250,827,490	$ 250,304,732		252,167,049	250,827,490		252,174,258
Total liabilities	29,066,145		27,266,392	20,840,433	29,066,145	30,243,507	27,266,392		29,066,145	30,243,507		29,049,500
Class A ordinary shares subject to possible redemption	250,000,000		250,000,000	250,000,000	250,000,000	250,000,000	250,000,000		250,000,000	250,000,000		250,000,000
Preference shares	0		0	0	0	0	0		0	0		0
Additional paid-in capital	0		0	0	0	0	0		0	0		0
Accumulated deficit	(26,899,815)		(26,962,285)	(20,177,679)	(26,899,815)	(29,416,642)	(26,962,285)		(26,899,815)	(29,416,642)		(26,875,961)
Total shareholders' equity	(26,899,096)		(26,961,660)	(20,177,054)	(26,899,096)	(29,416,017)	(26,961,660)		(26,899,096)	(29,416,017)		(26,875,242)
Sale of units in initial public offering, gross	0					0
Offering costs	0					0
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	(26,146,752)					(26,146,752)
Shares subject to possible redemption				0			0
Total liabilities and shareholders' equity	252,167,049		250,304,732	250,663,379	252,167,049	250,827,490	250,304,732		252,167,049	250,827,490		252,174,258
ACON S2 Acquisition Corp [Member] | As Restated [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	0		0	0	0	0	0		0	0		0
ACON S2 Acquisition Corp [Member] | As Restated [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	719		625	625	$ 719	625	625		$ 719	$ 625		$ 719
ACON S2 Acquisition Corp [Member] | As Restated [Member] | Redeemable Class A Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings (loss) allocable to ordinary shares	$ (2,374,665)		$ (5,427,685)	$ 7,391,170		$ (293,337)	$ 1,963,486
Weighted average shares outstanding of basic and diluted	3,787,879		25,000,000	25,000,000		16,139,241	25,000,000
Basic and diluted net loss per share	$ (0.08)		$ (0.22)	$ 0.30		$ (0.15)	$ 0.08
ACON S2 Acquisition Corp [Member] | As Restated [Member] | Non Redeemable Class B Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings (loss) allocable to ordinary shares	$ (484,007)		$ (1,356,921)	$ 1,847,793		$ (919,600)	$ 490,871
Weighted average shares outstanding of basic and diluted	6,250,000		6,250,000	6,250,000		6,250,000	6,250,000
Basic and diluted net loss per share	$ (0.08)		$ (0.22)	$ 0.30		$ (0.15)	$ 0.08